PARENT ONLY FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 19 – PARENT ONLY FINANCIAL STATEMENTS

The following condensed financial statements summarize the financial position of the Company (parent company only) as of June 30, 2015 and 2014, and the results of its operations and cash flows for the fiscal years ended June 30, 2015 and 2014 (all amounts in thousands):

UNITED COMMUNITY BANCORP
STATEMENTS OF FINANCIAL CONDITION
June 30, 2015 and 2014

	2015	2014
ASSETS
Cash and cash equivalents	$5,748	$5,174
Securities available for sale – at estimated market value	184	158
Accrued interest receivable	53	67
Deferred income taxes	602	411
Prepaid expenses and other assets	2,372	2,820
Investment in United Community Bank	62,526	65,368
	$71,485	$73,998

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	48	1,068
Stockholders’ equity	71,437	72,930
	$71,485	$73,998

UNITED COMMUNITY BANCORP
STATEMENTS OF OPERATIONS
June 30, 2015 and 2014

	2015	2014
Interest income:
ESOP loan	$120	$147
Securities	21	8
Other income:
Equity in earnings of United Community Bank	2,689	2,480

Net revenue	2,830	2,635

Operating expenses:
Other operating expenses	394	451

Income before income taxes	2,436	2,184

Income tax benefit	(100)	(96)
Net income	$2,536	$2,280

UNITED COMMUNITY BANCORP
STATEMENTS OF CASH FLOWS
June 30, 2015 and 2014

	2015	2014
Operating activities:
Net income	$2,536	$2,280

Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of United Community Bank	(2,689)	(2,480)
Shares committed to be released	481	390
Stock-based compensation	201	44
Deferred income taxes	(201)	17
Effects of change in assets and liabilities	(558)	1,066
Tax adjustment on restricted stock	(7)	-
Dividends received from United Community Bank	6,077	1,080
	5,840	2,397

Financing activities:
Repurchases of common stock	(4,186)	(2,151)
Purchase of common shares for stock plans	-	(1,128)
Dividends paid to stockholders	(1,080)	(1,114)
	(5,266)	(4,393)

Net increase (decrease) in cash and cash equivalents	574	(1,996)
Cash and cash equivalents at beginning of year	5,174	7,170
Cash and cash equivalents at end of year	$5,748	$5,174